Employee Related Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	$ 177.1
Defined Benefit Plan, Fair Value of Plan Assets	168.6	177.1
Pension and post-employment liabilities, noncurrent	(54.7)	(49.2)
2014 Target Allocation	100.00%
Actual Allocation	100.00%	100.00%
Deferred Compensation Arrangement with Individual, Recorded Liability	18.0	22.2
Defined Contribution Plan, Cost Recognized	3.9	4.0	4.0
Large cap funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	15.6	46.9
Mid cap funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	3.7	13.7
Small cap funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	3.8	13.8
International funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	13.6	22.8
Emerging market funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	6.7	9.3
Investment grade bond funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	58.7	6.9
Corporate bond funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	3.7	13.3
Emerging Market Bond Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	2.4
Group annuity contract
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	60.4	50.4
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	108.2	126.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Large cap funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	15.6	46.9
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mid cap funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	3.7	13.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Small cap funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	3.8	13.8
Quoted Prices in Active Markets for Identical Assets (Level 1) | International funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	13.6	22.8
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging market funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	6.7	9.3
Quoted Prices in Active Markets for Identical Assets (Level 1) | Investment grade bond funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	58.7	6.9
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bond funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	3.7	13.3
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging Market Bond Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	2.4
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	60.4	50.4	53.7
Significant Unobservable Inputs (Level 3) | Purchases
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Purchases, Sales, and Settlements	14.9	0.2
Significant Unobservable Inputs (Level 3) | Sales
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Purchases, Sales, and Settlements	(6.2)	(4.6)
Significant Unobservable Inputs (Level 3) | Interest credit during the year
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Purchases, Sales, and Settlements	1.3	1.1
Significant Unobservable Inputs (Level 3) | Group annuity contract
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	60.4	50.4
Cash
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
2014 Target Allocation	0.00%
Actual Allocation	0.00%	2.00%
Cash	3.6	4.1
Nontrade Receivables, Current	0.9
Group annuity contract
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
2014 Target Allocation	0.00%
Actual Allocation	36.00%	28.00%
Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
2014 Target Allocation	30.00%
Actual Allocation	26.00%	59.00%
Fixed income securities
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
2014 Target Allocation	70.00%
Actual Allocation	38.00%	11.00%
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Return on Plan Assets	(14.5)	(13.7)	(13.8)
Service cost	1.0	1.0	1.1
Interest cost	7.1	6.7	7.8
Net actuarial loss (gain)	1.8	2.9	4.1
Settlement charges	3.1		6.7
Discount rate	3.80%	3.14%	3.65%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.39%	8.38%	8.34%
Rate of compensation increase [1]	0.60%	0.44%	3.59%
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation	197.0	223.5
Service cost	1.0	1.0	1.1
Interest cost	7.1	6.7	7.8
Plan participants’ contributions	0	0
Actuarial loss (gain)	25.9	(16.2)
Gross benefits paid	(9.3)	(15.0)
Settlements	7.7	0
Currency exchange gain	(2.7)	(3.0)
Defined Benefit Plan, Benefit Obligation	211.3	197.0	223.5
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	181.2	171.8
Actual gain on plan assets	8.0	23.7
Employer contributions	1.0	0.8
Plan participants’ contributions	0	0
Settlements	7.6	0
Gross benefits paid	(9.3)	(15.0)
Currency exchange loss	(0.2)	(0.1)
Defined Benefit Plan, Fair Value of Plan Assets	173.1	181.2	171.8
Net amount recognized	(38.2)	(15.8)
Other assets, noncurrent	0	18.4
Accrued liabilities, current	(0.5)	(0.8)
Pension and post-employment liabilities, noncurrent	(37.7)	(33.4)
Net amount recognized	(38.2)	(15.8)
Net actuarial loss (gain)	84.6	57.1
Prior service credit	0	0
Net amount recognized	84.6	57.1
Actuarial loss (gain)	(3.0)
Prior service credit	0
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	3.0
Discount rate	3.24%	3.80%
Rate of compensation increase [1]	0.51%	0.54%
Projected benefit obligation, end of year	211.3	37.6
Accumulated benefit obligation, end of year	200.0	25.4
Fair value of plan assets, end of year	173.1	3.3
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	1.0
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	19.5
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	15.9
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	13.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	13.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	12.3
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	59.9
Defined Benefit Plan, Net Periodic Benefit Cost	(1.5)	(3.1)	5.9
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0	0
Interest cost	0.7	0.7	0.8
Amortization of prior service credit	(0.7)	(0.7)	(0.7)
Net actuarial loss (gain)	(1.2)	(0.1)	(0.5)
Discount rate	4.27%	3.38%	3.93%
Rate of compensation increase [1]	3.75%	3.75%	3.75%
Current medical cost trend rate	7.80%	8.00%	8.00%
Ultimate medical cost trend rate	4.50%	4.50%	5.00%
Year the rate reaches ultimate trend rate	2022	2022	2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation	17.1	21.5
Service cost	0	0
Interest cost	0.7	0.7	0.8
Plan participants’ contributions	0.4	0.4
Actuarial loss (gain)	1.1	(4.2)
Gross benefits paid	(1.2)	(1.3)
Settlements	0	0
Currency exchange gain	0	0
Defined Benefit Plan, Benefit Obligation	18.1	17.1	21.5
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Actual gain on plan assets	0	0
Employer contributions	0.8	0.9
Plan participants’ contributions	0.4	0.4
Settlements	0	0
Gross benefits paid	(1.2)	(1.3)
Currency exchange loss	0	0
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Net amount recognized	(18.1)	(17.1)
Other assets, noncurrent	0	0
Accrued liabilities, current	(1.1)	(1.3)
Pension and post-employment liabilities, noncurrent	(17.0)	(15.8)
Net amount recognized	(18.1)	(17.1)
Net actuarial loss (gain)	(2.3)	(4.4)
Prior service credit	(10.6)	(11.4)
Net amount recognized	(12.9)	(15.8)
Actuarial loss (gain)	0.2
Prior service credit	(0.7)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	(0.9)
Discount rate	3.58%	4.28%
Rate of compensation increase [1]	3.75%	3.75%
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	1.1
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	5.3
Defined Benefit Plan, Net Periodic Benefit Cost	(1.2)	(0.1)	(0.4)
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.50%	8.50%
Defined Benefit Plan, Actual Return on Plan Assets as a Percentage	4.60%	14.60%
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	169.5
Other assets, noncurrent	7.0	18.4
Defined Benefit Plan, Accumulated Benefit Obligation	$ 176.5